Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2011				2010
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$49,273	$0	$0	$49,273	$198,756	$0	$0	$198,756
Available-for-sale equity securities	159,539	0	0	159,539	105,724	0	0	105,724
Trading securities – equity	10,805	18,653	0	29,458	6,937	4,431	0	11,368
Trading securities – debt	216	83,831	0	84,047	10,016	7,777	0	17,793
Foreign currency forward contract	0	55	0	55	0	68	0	68
Total financial assets	$219,833	$102,539	$0	$322,372	$321,433	$12,276	$0	$333,709
Financial Liabilities
Interest rate swap	$0	$15,241	$0	$15,241	$0	$11,734	$0	$11,734
SunTrust Acquisition future consideration payments liability	0	0	13,404	13,404	0	0	20,058	20,058
Foreign currency forward contracts	0	245	0	245	0	0	0	0
Total financial liabilities	$0	$15,486	$13,404	$28,890	$0	$11,734	$20,058	$31,792

Reconciliation of the beginning and ending fair value measurements of a Level 3 financial liability
The following table presents a reconciliation of the beginning and ending fair-value measurements of Federated’s liability for future consideration payments related to the SunTrust Acquisition:

in thousands
Balance at December 31, 2010	$20,058
Adjustment to reflect final valuation[1]	(2,600)
Changes in fair value[2]	900
Contingent consideration payments	(4,954)
Balance at December 31, 2011	$13,404

1	As a result of finalizing the valuation relating to the SunTrust Acquisition in the first quarter 2011, this adjustment was required in order to revise the preliminary estimate of fair value.

2	Amounts included in Intangible asset related expense on the Consolidated Statements of Income.